Guarantor (Narratives) (Details) - Oct. 26, 2015 £ in Billions, $ in Billions	GBP (£)	USD ($)
0.964% six months notes due in 2016 [Member]
Debt Instrument [Line Items]
Outstanding notes being tendered for exchange and settled		$ 15.3
Debt Conversion Converted Instrument Rate	0.964%	0.964%
Debt Conversion Converted Instrument Expiration Or Due Month and Year	Apr. 30, 2016	Apr. 30, 2016
1.363% six months notes due in 2016 [Member]
Debt Instrument [Line Items]
Outstanding notes being tendered for exchange and settled | £	£ 0.8
Debt Conversion Converted Instrument Rate	1.363%	1.363%
Debt Conversion Converted Instrument Expiration Or Due Month and Year	Apr. 30, 2016	Apr. 30, 2016
2.342% notes due in 2020 [Member]
Debt Instrument [Line Items]
Outstanding notes being tendered for exchange and settled		$ 6.1
Debt Conversion Converted Instrument Rate	2.342%	2.342%
Debt Conversion Converted Instrument Expiration Or Due Date Year	2020	2020
3.373% notes due in 2025 [Member]
Debt Instrument [Line Items]
Outstanding notes being tendered for exchange and settled		$ 2.0
Debt Conversion Converted Instrument Rate	3.373%	3.373%
Debt Conversion Converted Instrument Expiration Or Due Date Year	2025	2025
4.418% notes due in 2035 [Member]
Debt Instrument [Line Items]
Outstanding notes being tendered for exchange and settled		$ 11.5
Debt Conversion Converted Instrument Rate	4.418%	4.418%
Debt Conversion Converted Instrument Expiration Or Due Date Year	2035	2035